SHAREHOLDERS' EQUITY (Other) (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 ₪ / shares shares	Dec. 31, 2014 ₪ / shares shares	Jul. 31, 2013 shares	Dec. 31, 2012 shares
SHAREHOLDERS' EQUITY [Abstract]
Capital notes	3,000,000			3,000,000
Proceeds on account of shareholders' equity, net | $			$ 38,851
Proceeds from exercise of warrants | $			$ 19,000
Class of Warrant or Right [Line Items]
Common stock, par value | ₪ / shares				₪ 15	₪ 15
Warrants J [Member]
Class of Warrant or Right [Line Items]
Shares issuable for warrants	1,700,000			1,700,000
Exercise price | $ / shares	$ 25.50
Shares called by each warrant	1			1
Warrants 7 [Member]
Class of Warrant or Right [Line Items]
Shares issuable for warrants							1,900,000
Exercise price | $ / shares	$ 7.2
Shares called by each warrant	1			1
Warrants outstanding	700,000			700,000
Series 9 [Member]
Class of Warrant or Right [Line Items]
Shares issuable for warrants						5,500,000
Exercise price | $ / shares	$ 7.33
Warrants outstanding	4,500,000			4,500,000	5,100,000